Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) as detailed in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”).

Investment Company Status: The Partnership adopted Accounting Standard Update (“ASU”) 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” and based on the General Partner’s assessment, the Partnership has been deemed to be an investment company since inception. Accordingly, the Partnership follows the investment company accounting and reporting guidance of Topic 946 and reflects its investments at fair value with unrealized gains and losses resulting from changes in fair value reflected in the Statements of Operations and Changes in Partners’ Capital.

Investments

Investments — The Partnership records its transactions in futures and forward currency contracts and United States (“U.S.”) Treasury notes, including related income and expenses, on a trade-date basis.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on open futures contracts are expensed when contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3 pm EST by Bloomberg. The Partnership amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 6) as collateral for performance of the Partnership’s trading obligations with respect to derivative contracts or are held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash And Cash Equivalents	Cash and Cash Equivalents — Cash and cash equivalents includes cash and investments in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities money market fund.
Cash Denominated In Foreign Currencies And Foreign Currency Translation

Cash Denominated in Foreign Currencies — Includes foreign currency cash held at the Partnership’s trading counterparties. Foreign cash deficits, if applicable, are presented in the liabilities section of the Statements of Financial Condition.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Brokerage Fees

Brokerage Fees — The Agreement provides that the Partnership shall charge the limited partners’ capital accounts and pay the General Partner brokerage fees at a fixed rate of 0.542% per month of net asset value (6.5% per annum) of limited partnership interests. The General Partner’s existing brokerage fee rate is 0.417% per month of net asset value (5.0% per annum). The General Partner retains the right to charge less than the annual brokerage rate except as specified in the Agreement.

Administrative Expenses

Administrative Expenses — The Partnership bears expenses, including periodic legal, accounting and filing fees, up to an amount equal to 1/4 of 1% per annum of the average net assets of the Partnership. The General Partner bears any excess over such amounts. The Partnership will pay any extraordinary expenses applicable to it.

The Partnership’s administrative expenses included $47,987 and $107,844 in 2015 and 2014, respectively, which relates to legal and accounting services provided to the Partnership by The Millburn Corporation, an affiliate of the General Partner. These amounts are included on the Statement of Operations under Administrative expenses.

Income Taxes

Income Taxes — The Partnership is treated as a limited partnership for federal and state income tax reporting purposes. Accordingly, the Partnership prepares calendar year U.S. federal and applicable state tax returns and reports to the partners their allocable shares of the Partnership’s income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as the partners are responsible for the payment of taxes.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions.  This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership’s open tax years,  2012 to 2015, the General Partner has determined that no reserves for uncertain tax positions were required.

Estimates

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right Of Offset

Right of Offset — The customer agreements between the Partnership and its brokers give the Partnership the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — The fair value of the Partnership’s assets and liabilities, which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification, approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Partnership separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments

Cash Instruments — The Partnership’s cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities money market fund. The General Partner of the Partnership does not adjust the quoted price for such instruments even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

Spot currency contracts are valued based on current market prices (“Spot Price”). Forward currency contracts are valued based on pricing models that consider the Spot Price plus the financing cost or benefit (“Forward Point”). Forward Points from the quotation service providers are generally in periods of one month, two months, three months, six months, nine months and twelve months forward while the contractual forward delivery dates for the forward currency contracts traded by the Partnership may be in between these periods. The General Partner’s policy to determine fair value for forward currency contracts involves first calculating the number of months from the date the forward currency contract is being valued to its maturity date (“Months to Maturity”), then identifying the forward currency contracts for the two forward months that are closest to the Months to Maturity (“Forward Month Contracts”). Linear interpolation is then performed between the dates of these two Forward Month Contracts to calculate the interpolated forward point. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.